Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Grant Timing Practices
It is our practice to grant substantially all annual equity awards on pre-established dates, which are scheduled by the Management Development and Compensation Committee well in advance, typically more than one year prior to the applicable grant date. The Management Development and Compensation Committee approves the issuance of all equity awards for our named executive officers.
We do not grant equity awards in anticipation of, or in connection with, the release of material, non-public information, nor do we time the release of material, non-public information to affect the value of equity awards. The Management Development and Compensation Committee also does not take material, non-public information into account when determining the timing, terms or size of equity awards. These practices are intended to reinforce our integrity and align executive compensation with long-term shareholder value creation.

Award Timing Method
It is our practice to grant substantially all annual equity awards on pre-established dates, which are scheduled by the Management Development and Compensation Committee well in advance, typically more than one year prior to the applicable grant date. The Management Development and Compensation Committee approves the issuance of all equity awards for our named executive officers.

Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Management Development and Compensation Committee also does not take material, non-public information into account when determining the timing, terms or size of equity awards.
MNPI Disclosure Timed for Compensation Value	false